CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 3,556,345	$ 1,905,357
Other receivables	574,631	231,053
Prepaid expenses and deposits	36,278	15,290
Investments	202,169	459,080
Inventory	0	52,133
Digital assets - restricted	0	1,601,865
Digital assets	8,658,775	2,213,575
Total current assets	13,028,198	6,478,353
Non-current assets
Equipment, net	59,450	67,029
Right-of-use asset, net	45,047	102,320
Intangible assets, net	4,198,573	4,513,207
Total assets	17,331,268	11,160,909
Current liabilities
Trade and other payables	3,783,973	4,182,083
Lease obligations	45,943	103,165
Warrants liability	2,167,602	0
Derivative liabilities	684,619	0
Notes payable	300,549	1,300,549
Convertible debentures	577,336	472,497
Total current liabilities	7,560,022	6,058,294
Total liabilities	7,560,022	6,058,294
SHAREHOLDERS’ EQUITY
Warrants	0	10,009
Contributed surplus	35,379,080	35,405,812
Foreign exchange translation reserve	138,662	91,533
Accumulated deficit	(215,396,524)	(198,286,170)
Equity attributable to shareholders of the Company	11,803,531	6,924,475
Non-controlling interests	(2,032,285)	(1,821,860)
Shareholders equity	9,771,246	5,102,615
Total liabilities and shareholders’ equity	17,331,268	11,160,909
Class A Shares
SHAREHOLDERS’ EQUITY
Class A Multiple Voting Share capital	152,247	152,247
Shareholders equity	152,247	152,247
Class B Subordinate Shares
SHAREHOLDERS’ EQUITY
Class B Subordinate Voting Share capital	$ 191,530,066	$ 169,551,044